Accumulated Benefit Obligation for All Defined Benefit Plans (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 402,622	¥ 33,015,000	¥ 33,547,000